SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member]) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	984,000	984,000
Equity Purchase Price	$ 56.4
Interest Rate Of Note	6.00%	6.00%
Appraisal Purchase Price	$ 159.3	1,000.0
Subsequent Event, Description	On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Agreement”) through its wholly-owned subsidiary, ACG to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, which is controlled by Mr. Li, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building is expected to be completed in October 2012. The Heat Planet shares are being purchased for approximately $56.4 million, subject to adjustment following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of Heat Planet on the closing date. The Company will also assume approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price will be payable within six months of occupation of the Asset, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6% as of August 21, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset.	On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Agreement”) through its wholly-owned subsidiary, ACG to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, which is controlled by Mr. Li, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building is expected to be completed in October 2012. The Heat Planet shares are being purchased for approximately $56.4 million, subject to adjustment following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of Heat Planet on the closing date. The Company will also assume approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price will be payable within six months of occupation of the Asset, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6% as of August 21, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset.